Parent Company Only Condensed Statements of Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Operating expenses
General and administrative expenses	$ (24,640)	(153,512)	(82,926)	(282,298)	$ (12,618)	(78,611)	(49,424)	(281,113)
Operating (loss) profit	12,991	80,939	14,905	(232,806)	(12,618)	(78,611)	(49,424)	(281,113)
Other (expenses) income					1,694	10,570	45,344	(49,931)
Investment income					19,962	124,365	22,524	75,655
(Loss) profit from continuing operations before income taxes	15,056	93,815	59,616	(233,127)	9,038	56,324	18,444	(255,389)
Income tax expense	(5,804)	(36,159)	(13,677)	(1,588)
Net (loss) income attributable to the company's ordinary shareholders	$ 9,038	56,324	18,444	(255,389)	$ 9,038	56,324	18,444	(255,389)